Leases - Schedule of Reconciliation of Leases Arising from Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease Liability
Balance at beginning of period	$ 31,122	$ 28,862	$ 27,804
Additions	19,253	14,430	11,269
Interest expense	2,649	1,661	1,022
Cash inflows	8,568	0	0
Cash outflows	(16,992)	(13,831)	(11,233)
Balance at end of period	44,600	31,122	28,862
Current liability	13,776	10,563	9,293
Non-current liability	30,824	20,559	19,569
Total	44,600	31,122	28,862
Principle lease payments	(14,343)	(12,169)	(10,211)
Interest payments	$ (2,649)	$ (1,661)	$ (1,022)